Shareholder Fees	Nov. 10, 2026
FT Vest Equity Target Income Plus 0-3 Month Treasury ETF | FT Vest Equity Target Income Plus 0-3 Month Treasury ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%